Taxation - Components of (Loss)/Income Before Tax (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
(Loss)/income before tax
(Loss)/income from PRC entities	¥ 4,100	¥ (51,527)	¥ (51,949)
(Loss)/income from Cayman Islands and Hong Kong entities	5,249	(8,207)	(16,628)
Total (Loss)/income before tax	¥ 9,349	¥ (59,734)	¥ (68,577)